Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

April 28, 2017

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account
Variable Life File Nos. 2-89972; 811-03989
Variable CompLife® File Nos. 33-89188; 811-03989
EDGAR CIK 0000742277
Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.

Northwestern Mutual Variable Life Account
Variable Life	47	74
Variable CompLife®	29	75

The PEAs and Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act for purposes of updating certain financial information and making routine and other clarifying changes. Our intention is that the PEAs and Amendments noted above will become effective on May 1, 2017, in accordance with the provisions of paragraph (b) of Rule 485. The PEAs noted above do not contain disclosure that would render them ineligible to become effective pursuant to Rule 485(b).

Securities and Exchange Commission

April 28, 2017

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett Assistant General Counsel and Assistant Secretary

Enclosures